OWNED SECURITIES	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
OWNED SECURITIES [Text Block]
4.	OWNED SECURITIES

As at May 31, 2014 owned securities consist of 375,000 common shares of Cheetah Oil & Gas Ltd. obtained through the disposal of the Company's oil and gas properties in Mississippi in 2010. The Company classified the securities owned as held-for-trade and recorded at fair value.

The fair value of the common shares of Cheetah Oil & Gas Ltd. was $0.01 per share as at May 31, 2014 ( August 31, 2013 - $0.01) .

As at May 31, 2014 owned securities consist of 1,500,000 common shares of Lexaria Corp. obtained through two separate Definitive Agreements as per Note 8.

The fair value of the common shares of Lexaria Corp. was $0.30 per share as at May 31, 2014.

4.	OWNED SECURITIES

As at August 31, 2013 owned securities consist of 375,000 common shares of Cheetah Oil & Gas Ltd. obtained through the disposal of the Company’s oil and gas properties in Mississippi in 2010. The Company classified the securities owned as held-for-trade and recorded at fair value.

The fair value of the common shares of Cheetah Oil & Gas Ltd. was $0.01 per share as at August 31, 2013 ( August 31, 2012 - $0.02).